SCUDDER
                                                                     INVESTMENTS

Supplement to the currently effective prospectus of each of the listed funds:

Scudder Large Cap Value Fund
Scudder Small Cap Growth Fund
Scudder Technology Fund

--------------------------------------------------------------------------------

Class S shares of each of the funds listed above are expected to be available to new investors on or about December 20, 2004. All references in each fund's current prospectus to Class S shares as being generally not available to new investors are hereby deleted.

















               Please Retain This Supplement for Future Reference





October 28, 2004

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Supplement to the currently  effective  Statements of Additional  Information of each of the listed funds:

Scudder Large Cap Value Fund
Scudder Small Cap Growth Fund
Scudder Technology Fund

Class S shares of each of the above-listed funds are expected to be available to new investors on or about December 20, 2004. All references in each fund's current Statement of Additional Information to Class S shares as being generally not available to new investors are hereby deleted.

Effective December 20, 2004, in each fund's Statement of Additional Information, the section "Purchase and Redemption of Shares -- Purchases -- Eligible Class S Investors" is no longer applicable.














October 28, 2004